Average Annual Total Returns{- Fidelity® Tax-Exempt Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Capital Reserves Combo PRO-11 - Fidelity® Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund-Capital Reserves Class - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.65%	0.27%	0.14%